Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events [Abstract]
Subsequent event [Text Block]

36. Subsequent events

 Dividend

On February 24, 2021, the Board of Directors declared a quarterly dividend of $0.05 per common share payable on April 15, 2021 to shareholders of record as of the close of business on March 31, 2021.

Financings - Osisko Development Corp.

 On January 8, 2021, Osisko Development closed the first tranche of non-brokered private placement for 9,346,464 units of Osisko Development at a price of $7.50 per unit for aggregate gross proceeds of approximately $68.6 million. Each unit consists of one common share of Osisko Development and one-half of one common share purchase warrant of Osisko Development, with each whole warrant entitling the holder thereof to acquire one common share of Osisko Development at a price of $10.00 per share on or prior to December 1, 2023.

 On February 5, 2021, Osisko Development closed the final tranche of non-brokered private placement for 1,515,731 units of Osisko Development at a price of $7.50 per unit for aggregate gross proceeds of approximately $11.2 million. Each unit consists of one common share of Osisko Development and one-half of one common share purchase warrant of Osisko Development, with each whole warrant entitling the holder thereof to acquire one common share of Osisko Development at a price of $10.00 per share.

The proceeds of the financing will be used to further develop the Cariboo gold project, advance the San Antonio gold project towards production and for general corporate purposes.

After these financings, the Company's interest in Osisko Development decreased to 77.0%.

On February 16, 2021, Osisko Development announced a $30.0 million flow-through private placement of 1,657,800 flow-through shares at a price of $9.05 per share and 1,334,500 charity flow-through shares at a price of $11.24 per share. In addition, the underwriters have been granted an option, exercisable in whole or in part up to 48 hours prior to the closing of the private placement, to purchase up to 15% of the number of offered shares at their respective issue price. The private placement is expected to close on or about March 18, 2021, and is subject to certain conditions including, but not limited to, regulatory approvals, including conditional listing approval of the TSX-V.